Note 22 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
22.
       Impact of recently issued accounting standards

In
June 2016,
FASB issued ASU
2016
-
13,
Financial Instruments – Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments. In
November 2018,
FASB issued ASU
2018
-
19,
Codification Improvements to Topic
326,
Financial Instruments – Credit Losses, which amends the scope and transition requirements of ASU
2016
-
13.
The standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard will become effective for the Company beginning
January 1, 2020
and will require a cumulative-effect adjustment to Accumulated retained earnings as of the beginning of the first
reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In
December 2019,
FASB issued ASU
2019
-
12,
Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes. This ASU affects a number of aspects of tax accounting including simplifying the accounting for income taxes by removing a number of reporting exceptions. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2020.
The Company is currently evaluating the impact of this guidance on its consolidated financial statements.